Lease liabilities - Reconciliation of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Borrowings and Lease Liabilities Reconciliation [Roll Forward]
Balance at beginning of the period	$ 1,448	$ 1,267
Additions	344	390
Modifications	101
Lease charges	(398)	(332)
Finance charges	194	166
Exchange differences	(34)	(42)
Balance at ending of the period	1,655	$ 1,448
Current portion	214
Non-current portion	$ 1,441